Shareholder Report, Line Graph (Details) 193538_Themes Copper Miners ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 24, 2024	Sep. 30, 2025
Themes Copper Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Themes Copper Miners ETF
Accumulated Value	$ 10,000	$ 15,034
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Accumulated Value	10,000	$ 11,898
BITA Global Copper Mining Select Index
Account Value [Line Items]
Line Graph and Table Measure Name		BITA Global Copper Mining Select Index
Accumulated Value	$ 10,000	$ 14,718